Summary of Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities		243,960,532	140,466,982
Series A Perferred stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	85,035,025	136,041,275	85,035,025
Common stock warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	48,652,342	89,265,160	48,652,342
Common Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	6,779,615	18,654,097	6,779,615